Share-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

11. Share-based Compensation

The Company adopted on August 10, 2022, and the stockholders approved on August 18, 2022, the 2022 Stock Plan (the “Plan”). The Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards. The Plan, through the grant of stock awards, is intended to help the Company secure and retain the services of eligible award recipients, provide incentives for such persons to exert maximum efforts for the success of the Company and provide a means by which the eligible recipients may benefit from increases in value of the common stock. In September 2022, the Company issued a total of 101,250 options with a strike price of $3.28 per share to employees, directors, and scientific advisory board members under this Plan. In February 2023, the Company issued an additional total of 3,689,750 options with a strike price of $2.28 per share to employees and directors under this Plan. In August 2023, a total of 2,500 options with a strike price of $3.28 per share were forfeited. Generally, awards granted by the Company vest over four years and have an exercise price equal to the estimated fair value of the common stock as determined by the board of directors with consideration given to contemporaneous valuations of the Company’s common stock prepared by an independent third-party valuation firm.

As of September 30, 2023, and December 31, 2022, there were 8,711,500 and 12,398,750 shares, respectively, available for future issuance under the Plan.

Stock-based compensation expense is recognized in the Condensed Statements of Operations as follows:

	For the Nine Months Ended September 30,
(in thousands of dollars)	2023	2022
Research and development	$196	$100
General, administrative and other	1,137	133
Total stock-based compensation expense	$1,333	$233

Stock-based compensation expense for the nine months ended September 30, 2022, includes $168 thousand of expense for non-voting common stock issued to the Board of Directors and consultants.

Unrecognized stock-based compensation costs related to unvested awards and the weighted-average period over which the costs are expected to be recognized as of September 30, 2023, are as follows:

Stock Options
Unrecognized stock-based compensation expense (in thousands)	$5,470
Expected weighted-average period compensation costs to be recognized (years)	3.2

A summary of the Company’s stock option activity is as follows:

	Stock Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	101,250	$3.28	9.7	—
Granted	3,689,750	$2.28	10.0	—
Exercised	—	$—	—	—
Forfeited/Canceled	2,500	$3.28	9.0	—
Outstanding as of September 30, 2023	3,788,500	$2.36	9.4	—
Exercisable as of September 30, 2023	56,298	$3.28	9.0	—

The fair value of stock options granted to employees, directors, and consultants was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	Nine Months Ended September 30, 2023
Risk-free interest rate	3.9%
Expected volatility	90%
Expected term (years)	7.0
Expected dividend	0%

During the nine months ended September 30, 2023, the weighted-average grant date fair value of the options granted was $1.80 per share.

11. Share-based Compensation

The Company adopted on August 10, 2022, and the shareholders approved on August 18, 2022, the 2022 Stock Plan (the “Plan”). The Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards. The Plan, through the grant of stock awards, is intended to help the Company secure and retain the services of eligible award recipients, provide incentives for such persons to exert maximum efforts for the success of the Company and provide a means by which the eligible recipients may benefit from increases in value of the common stock. The Company issued in 2022 a total of 101,250 options with a strike price of $3.28 per share to employees, directors, and scientific advisory board members under this Plan. Generally, awards granted by the Company vest over three years and have an exercise price equal to the estimated fair value of the common stock as determined by the board of directors with consideration given to contemporaneous valuations of the Company’s common stock prepared by an independent third-party valuation firm.

As of December 31, 2022, there were 12,398,750 shares available for future issuance under the Plan.

Stock-based compensation expense is recognized in the Statements of Operations as follows:

	For the Years Ended December 31,
(in thousands of dollars)	2022	2021
Research and development	$115	$—
General and administrative	150	—
Total stock-based compensation expense	$265	$—

Stock-based compensation expense for the year ended December 31, 2022, includes $168 thousand of expense for non-voting common stock issued to the Board of Directors and consultants.

Unrecognized stock-based compensation costs related to unvested awards and the weighted-average period over which the costs are expected to be recognized as of December 31, 2022, are as follows:

Stock Options
Unrecognized stock-based compensation expense (in thousands)	$169
Expected weighted-average period compensation costs to be recognized (years)	1.7

A summary of the Company’s stock option activity is as follows:

	Stock Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	—	—	—	—
Granted	101,250	$3.28	10.0	—
Exercised	—	—	—	—
Forfeited/Canceled	—	—	—	—
Outstanding as of December 31, 2022	101,250	$3.28	9.7	—
Exercisable as of December 31, 2022	19,445	$3.28	9.7	—

The fair value of stock options granted to employees, directors, and consultants was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	Year Ended December 31, 2022
Risk-free interest rate	4.1%
Expected volatility	100%
Expected term (years)	5.4 to 6.4
Expected dividend	0%

During the year ended December 31, 2022, the weighted-average grant date fair value of the options granted was $2.64 per share.